7. INTANGIBLE ASSETS (Details) - Technology - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Intangible assets, gross	$ 520,000	$ 520,000	$ 520,000
Less: accumulated amortization	(332,220)	(245,554)	(72,222)
Intangible assets, net	$ 187,780	$ 274,446	$ 447,778